Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net sales	$ 16,439,276	$ 21,105,141	$ 19,052,046
Costs, expenses and other:
Cost of products sold (Notes 6, 14 and 18)	14,858,014	19,198,615	17,641,421
Marketing, administrative and other expenses (Note 21)	458,989	520,805	467,904
Equity in earnings of unconsolidated affiliates (Note 10)	(5,329)	(13,505)	(9,297)
Impairments and losses on assets (Notes 7, 10 and 24)	244,833	25,393	14,000
Interest expense, net (Notes 7, 19 and 20)	173,531	169,256	146,895
Costs, expenses and other, total	15,730,038	19,900,564	18,260,923
Earnings before income taxes and noncontrolling interests	709,238	1,204,577	791,123
Provision for income taxes (Note 20)	213,154	388,787	205,594
Net earnings	496,084	815,790	585,529
Earnings attributable to noncontrolling interests	138,425	101,844	97,504
Net earnings attributable to Nucor stockholders	$ 357,659	$ 713,946	$ 488,025
Net earnings per share (Note 22):
Basic	$ 1.11	$ 2.22	$ 1.52
Diluted	$ 1.11	$ 2.22	$ 1.52